Provision for expected credit losses - Total provision for ECL on loans and credit commitments (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Provisions for ECL
Provisions for expected credit losses
Provisions for expected credit losses	$ 4,987	$ 5,096
Loans and credit commitments | Provision for ECL on loans and credit commitments
Provisions for expected credit losses
Provisions for expected credit losses	4,978	5,084	$ 4,930
Debt securities at amortised cost | Provision for ECL on debt securities at amortised cost
Provisions for expected credit losses
Provisions for expected credit losses	3	6
Debt securities at FVOCI | Provision for ECL on debt securities at FVOCI
Provisions for expected credit losses
Provisions for expected credit losses	6	6
Parent Entity | Provisions for ECL
Provisions for expected credit losses
Provisions for expected credit losses	4,403	4,410
Parent Entity | Loans and credit commitments | Provision for ECL on loans and credit commitments
Provisions for expected credit losses
Provisions for expected credit losses	4,398	4,402	$ 4,267
Parent Entity | Debt securities at amortised cost | Provision for ECL on debt securities at amortised cost
Provisions for expected credit losses
Provisions for expected credit losses		2
Parent Entity | Debt securities at FVOCI | Provision for ECL on debt securities at FVOCI
Provisions for expected credit losses
Provisions for expected credit losses	$ 5	$ 6